SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS RELATED TO ACCOUNTS RECEIVABLE (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Credit Loss [Abstract]
Beginning of the year	$ 13,321	¥ 91,886	¥ 641,101
Reversal of allowance for doubtful accounts	(5,193)	(35,816)	(549,215)
End of the year	$ 8,128	¥ 56,070	¥ 91,886